Contingent and Deferred Consideration Payable	12 Months Ended
Dec. 31, 2023
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable
12.
Contingent and deferred consideration payable

Contingent and deferred consideration mainly relates to merchant buyouts and business combinations that are payable in cash subject to the future financial performance of the acquired portfolios and acquired businesses. Contingent and deferred consideration payable is comprised of the following balances:

Total
Balance at December 31, 2021	$30,815
Payments made during the year	(19,834)
Additions in the year	8,168
Fair value loss	9,075
Foreign exchange	(1,078)
Balance at December 31, 2022	$27,146
Payments made during the year	(10,680)
Additions in the year	958
Fair value loss	948
Foreign exchange	334
Balance at December 31, 2023	$18,706
Current portion of contingent and deferred consideration payable	$11,828
Non-current portion of contingent and deferred consideration payable	$6,878

During the year ended December 31, 2023, the Company recognized estimated contingent consideration payable of $958, a majority of which related to the acquisition of merchant portfolios. The Company paid $10,680 of the contingent consideration payable related to prior period business combinations and merchant portfolios acquired in prior years.

During the year ended December 31, 2022, the Company completed the acquisition of merchant portfolios, recognizing an estimated contingent and deferred consideration payable of $8,168, none of which was related to business combinations. The Company paid $19,834 of the contingent consideration payable in respect to prior period business combinations and merchant portfolios acquired in prior years. The Company recorded a $9,075 loss on contingent consideration payable, mainly related to a previous acquisition in which the terms of the agreement were modified during the year.

The contingent and deferred consideration of $18,706 is classified as a liability on the Consolidated Statements of Financial Position, of which $6,878 is non-current. The estimated amount of contingent consideration related to business combinations represents the maximum amount of possible payouts.